Loans and Allowance for Credit Losses - Schedule of Allowance for Credit Losses and Recorded Investment in Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Allowance for credit losses:
Balance, beginning of period	$ 4,026,000	$ 3,918,000
Provision for (reversal of) credit loss expense - loans	624,000	429,000
Losses charged off	(437,000)	(360,000)
Recoveries	48,000	39,000
Balance, end of period	4,261,000	4,026,000
Allocation:
Ending balance: individually evaluated for impairment	425,000
Ending balance: collectively evaluated for impairment	3,836,000	4,026,000
Loans:
Ending balance: individually evaluated for impairment	2,150,000	219,000
Ending balance: collectively evaluated for impairment	489,409,000	490,752,000
Commercial and Industrial
Allowance for credit losses:
Balance, beginning of period	557,000	479,000
Provision for (reversal of) credit loss expense - loans	233,000	203,000
Losses charged off	(255,000)	(127,000)
Recoveries	9,000	2,000
Balance, end of period	544,000	557,000
Allocation:
Ending balance: collectively evaluated for impairment	544,000	557,000
Loans:
Ending balance: individually evaluated for impairment	312,000
Ending balance: collectively evaluated for impairment	91,707,000	98,795,000
Commercial Real Estate
Allowance for credit losses:
Balance, beginning of period	2,115,000	1,985,000
Provision for (reversal of) credit loss expense - loans	456,000	120,000
Recoveries		10,000
Balance, end of period	2,571,000	2,115,000
Allocation:
Ending balance: individually evaluated for impairment	425,000
Ending balance: collectively evaluated for impairment	2,146,000	2,115,000
Loans:
Ending balance: individually evaluated for impairment	1,385,000	16,000
Ending balance: collectively evaluated for impairment	301,663,000	291,657,000
Residential Real Estate
Allowance for credit losses:
Balance, beginning of period	1,223,000	1,360,000
Provision for (reversal of) credit loss expense - loans	(181,000)	(120,000)
Losses charged off	(8,000)	(17,000)
Balance, end of period	1,034,000	1,223,000
Allocation:
Ending balance: collectively evaluated for impairment	1,034,000	1,223,000
Loans:
Ending balance: individually evaluated for impairment	453,000	203,000
Ending balance: collectively evaluated for impairment	89,127,000	91,534,000
Consumer
Allowance for credit losses:
Balance, beginning of period	131,000	94,000
Provision for (reversal of) credit loss expense - loans	116,000	226,000
Losses charged off	(174,000)	(216,000)
Recoveries	39,000	27,000
Balance, end of period	112,000	131,000
Allocation:
Ending balance: collectively evaluated for impairment	112,000	131,000
Loans:
Ending balance: collectively evaluated for impairment	$ 6,912,000	$ 8,766,000